Capital Stock (Details) - Schedule of Common Shares	9 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022
Schedule of Common Shares [Abstract]
Balance, as at September 30, 2023 (in Shares) | shares	167,610
Balance, as at September 30, 2023	$ 9,894,326
Issuance of common shares upon exercise of the call option	66,550	200,421	155,750
Issuance of common shares upon exercise of the call option	$ 57,724
Class A, B, C, D-1 and D-2 preferred shares exchange for common shares (in Shares) | shares	239,766,119
Class A, B, C, D-1 and D-2 preferred shares exchange for common shares	$ 444,410,959
Common shares converted per business combination (in Shares) | shares	(240,000,279)
Common shares converted per business combination	$ (454,361,009)
Issuance of new common shares per business combination (in Shares) | shares	20,000,000
Issuance of new common shares per business combination	$ 454,361,009
Issuance to Prospector shareholders (note 3) (in Shares) | shares	8,770,930
Issuance to Prospector shareholders (note 3)	$ 55,257,187
Issuance of common shares (in Shares) | shares	682,685
Issuance of common shares	$ 2,994,488
Balance, as at June 30, 2024 (in Shares) | shares	29,453,615	167,610
Balance, as at June 30, 2024	$ 512,614,684	$ 9,894,326